Vista Outdoor Inc. - 10-K Restructuring - Restructuring Charges (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,191	$ 8,279	$ 8,279	$ 0
Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,604	15,668	$ 21,272
Employee severance and related expenses | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	416	6,056	6,056	0
Employee severance and related expenses | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			614	5,225	5,839
Professional fees | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	967	1,720	1,720	0
Right-of-use asset impairments | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		129	129	0
Right-of-use asset impairments | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,825	1,812	5,637
Impairment on technology assets | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		306	306	0
Impairment on technology assets | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0	1,003	1,003
Other asset impairments | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0	7,628	7,628
Contract termination costs | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,630
Contract termination costs | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,165	0	$ 1,165
Other | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 178	$ 68	$ 68	$ 0